Geographic Concentrations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012 TEXAS [Member]	Dec. 31, 2012 GEORGIA [Member]	Dec. 31, 2012 ARIZONA [Member]	Dec. 31, 2011 ARIZONA [Member]	Dec. 31, 2012 FLORIDA [Member]	Dec. 31, 2011 NEVADA [Member]	Dec. 31, 2012 Rental Income TEXAS [Member]	Dec. 31, 2012 Rental Income GEORGIA [Member]	Dec. 31, 2012 Rental Income ARIZONA [Member]	Dec. 31, 2011 Rental Income ARIZONA [Member]	Dec. 31, 2012 Rental Income FLORIDA [Member]	Dec. 31, 2011 Rental Income NEVADA [Member]	Dec. 31, 2012 Net Book Value TEXAS [Member]	Dec. 31, 2012 Net Book Value GEORGIA [Member]	Dec. 31, 2012 Net Book Value ARIZONA [Member]	Dec. 31, 2011 Net Book Value ARIZONA [Member]	Dec. 31, 2012 Net Book Value FLORIDA [Member]	Dec. 31, 2011 Net Book Value NEVADA [Member]
Entity Wide Disclosure On Geographic Areas Countries Where Parent Company Had Material Concentration Of Operating Assets [Line Items]
Rental income	$ 17,585	$ 184	$ 24,144	$ 280	$ 65	$ 4,540	$ 327	$ 506	$ 844	$ 6	$ 969	$ 59
Concentration risk percentage													7.20%	11.10%	18.60%	9.20%	21.30%	90.80%	10.40%	11.20%	14.90%	37.70%	16.80%	62.30%
Net book value							$ 52,640	$ 57,042	$ 75,446	$ 1,319	$ 85,196	$ 2,176